EQUITY (Details) - Schedule of movement of reserves of share-based payments - Reserve of share-based payments [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EQUITY (Details) - Schedule of movement of reserves of share-based payments [Line Items]
Balance	$ 36,289	$ 37,874	$ 39,481
Stock option plan	946	(1,585)	(1,607)
Balance	$ 37,235	$ 36,289	$ 37,874